ADVANCES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2022
ADVANCES FROM CUSTOMERS
ADVANCES FROM CUSTOMERS

6. ADVANCES FROM CUSTOMERS

Advances from customers represent prepayments from customers and are recognized as revenue in accordance with the Group’s revenue recognition policy.

Advances from customers consist of the following and is analyzed as long-term and short-term portion respectively:

	December 31,
	2021	2022
Customer B	67,026	35,040
Customer D	28,813	37,331
Customer E	18,379	76,393
Others	179,401	126,404
Total	$293,619	$275,168
Less: Advances from customers – short-term portion	$202,958	$121,992
Advances from customers – long-term portion	$90,661	$153,176